Segment Reporting - Schedule of Segment Reporting Information, by Segment (Details) - Business Segment [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Segment Reporting Information [Line Items]
Total revenues	¥ 556,567	$ 79,588	¥ 1,331,778	¥ 2,760,448
Cost of revenues	(282,300)	(40,369)	(799,781)
Selling expenses	(60,655)	(8,674)	(104,294)	(151,830)
General and administrative expenses	(252,669)	(36,131)	(470,700)	(563,473)
Impairment loss			(404,121)
Total operating costs				(1,868,672)
Total operating costs and expenses	(595,624)	(85,174)	(1,778,896)	(2,583,975)
Operating profit (loss)	(39,057)	(5,586)	(447,118)	176,473
Loss from fair value change	(24,976)	(3,572)	(78,499)	102,867
Investment income	39,483	5,646	42,288
Gains from disposal of subsidiaries	(116,605)	(16,674)	897,306	(2,904)
Interest income	30,207	4,320	15,092	15,005
Financial cost	(3,710)	(531)	(3,315)	(10,055)
Others,net	(2,158,588)	(308,673)	(24,446)	19,131
Other income, net:
Investment income related to the realized gain on available-for-sale investments				48,250
Income (Loss) before income taxes	(2,273,246)	(325,070)	401,308	348,767
Income Tax expense	(4,020)	(575)	(91,954)	(59,206)
Share of loss of affiliates			(5,052)	(1,317)
Net income (loss)	(2,277,266)	(325,645)	304,302	288,244
Less: net income (loss) attributable to non-controlling interests	1,350	193	(148,720)	4,773
Net income (loss) attributable to AIFU Inc.	(2,278,616)	$ (325,838)	453,022	283,471
Agency [Member]
Segment Reporting Information [Line Items]
Total revenues	556,567		1,331,778	2,760,448
Cost of revenues	(282,300)		(799,781)
Selling expenses	(60,655)		(86,372)	(131,934)
General and administrative expenses	(182,016)		(329,519)	(421,780)
Impairment loss			(404,121)
Total operating costs				(1,868,672)
Total operating costs and expenses	(524,971)		(1,619,793)	(2,422,386)
Operating profit (loss)	31,596		(288,015)	338,062
Loss from fair value change
Investment income			42,288
Gains from disposal of subsidiaries	(25,084)			(2,904)
Interest income	63		2,144	1,448
Financial cost	(3,686)		(4,450)	(10,055)
Others,net	13,960		(136,875)	3,457
Other income, net:
Investment income related to the realized gain on available-for-sale investments				7,221
Income (Loss) before income taxes	16,849		(384,908)	337,229
Income Tax expense	(1,063)		11,867	(57,086)
Share of loss of affiliates				(1,317)
Net income (loss)	15,786		(373,041)	278,826
Less: net income (loss) attributable to non-controlling interests	1,350		(148,720)	4,773
Net income (loss) attributable to AIFU Inc.	14,436		(224,321)	274,053
Others [Member]
Segment Reporting Information [Line Items]
Total revenues
Cost of revenues
Selling expenses			(17,922)	(19,896)
General and administrative expenses	(70,653)		(141,181)	(141,693)
Impairment loss
Total operating costs
Total operating costs and expenses	(70,653)		(159,103)	(161,589)
Operating profit (loss)	(70,653)		(159,103)	(161,589)
Loss from fair value change	(24,976)		(78,499)	102,867
Investment income	39,483
Gains from disposal of subsidiaries	(91,521)		897,306
Interest income	30,144		12,948	13,557
Financial cost	(24)		1,135
Others,net	(2,172,548)		112,429	15,674
Other income, net:
Investment income related to the realized gain on available-for-sale investments				41,029
Income (Loss) before income taxes	(2,290,095)		786,216	11,538
Income Tax expense	(2,957)		(103,821)	(2,120)
Share of loss of affiliates			(5,052)
Net income (loss)	(2,293,052)		677,343	9,418
Less: net income (loss) attributable to non-controlling interests
Net income (loss) attributable to AIFU Inc.	¥ (2,293,052)		¥ 677,343	¥ 9,418